Interim Condensed Consolidated Statements of Changes in Equity (unaudited) - CAD ($) $ in Millions	Total	Common shares [member]	Issued capital [member] Preferred shares and other equity instruments [member]	Issued capital [member] Common shares [member]	Treasury instruments [member] Preferred shares and other equity instruments [member]	Treasury instruments [member] Common shares [member]	Retained earnings [member]	Other components of equity [member]	Equity attributable to shareholders [member]	Non-controlling interests [member]	FVOCI securities and loans [member] Other components of equity [member]	Foreign currency translation reserve [member] Other components of equity [member]	Cash flow hedge reserve [member] Other components of equity [member]
Balance at beginning of period at Oct. 31, 2020	$ 86,767		$ 5,948	$ 17,628	$ (3)	$ (129)	$ 59,806	$ 3,414	$ 86,664	$ 103	$ (139)	$ 4,632	$ (1,079)
Changes in equity
Issues of share capital and other equity instruments	1,283		1,250	36			(3)		1,283
Sales of treasury shares and other equity instruments	949				46	903			949
Purchases of treasury shares and other equity instruments	(826)				(26)	(800)			(826)
Share-based compensation awards	(2)	$ 36					(2)		(2)
Dividends on common shares	(1,539)						(1,539)		(1,539)
Dividends on preferred shares and distributions on other equity instruments	(59)						(58)		(58)	(1)
Other	41						41		41
Net income	3,847						3,845		3,845	2
Total other comprehensive income (loss), net of taxes	(212)						661	(869)	(208)	(4)	331	(1,372)	172
Balance at end of period at Jan. 31, 2021	90,249		7,198	17,664	17	(26)	62,751	2,545	90,149	100	192	3,260	(907)
Balance at beginning of period at Oct. 31, 2021	98,762		6,723	17,728	(39)	(73)	71,795	2,533	98,667	95	(88)	2,055	566
Changes in equity
Issues of share capital and other equity instruments	783		750	34			(1)		783
Common shares purchased for cancellation	(1,214)	(111)		(111)			(1,103)		(1,214)
Sales of treasury shares and other equity instruments	1,672				156	1,516			1,672
Purchases of treasury shares and other equity instruments	(1,671)				(149)	(1,522)			(1,671)
Share-based compensation awards	2	$ 34					2		2
Dividends on common shares	(1,702)						(1,702)		(1,702)
Dividends on preferred shares and distributions on other equity instruments	(55)						(54)		(54)	(1)
Other	10						10		10
Net income	4,095						4,093		4,093	2
Total other comprehensive income (loss), net of taxes	1,326						502	822	1,324	2	(271)	964	129
Balance at end of period at Jan. 31, 2022	$ 102,008		$ 7,473	$ 17,651	$ (32)	$ (79)	$ 73,542	$ 3,355	$ 101,910	$ 98	$ (359)	$ 3,019	$ 695